21 Employees benefits (Details 7)	12 Months Ended
Dec. 31, 2020
G1 Plan [member] | Discount rate [member] | Increase of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 322,111
G1 Plan [member] | Discount rate [member] | Decrease of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 388,571
G1 Plan [member] | Life expectation [member] | Increase of 1 year [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 83,576
G1 Plan [member] | Life expectation [member] | Decrease of 1 year [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 75,824
G1 Plan [member] | Wage growth rate [member] | Increase of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 29,598
G1 Plan [member] | Wage growth rate [member] | Decrease of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 25,173
G0 Plan [member] | Discount rate [member] | Increase of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 214,482
G0 Plan [member] | Discount rate [member] | Decrease of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 249,611
G0 Plan [member] | Life expectation [member] | Increase of 1 year [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 135,263
G0 Plan [member] | Life expectation [member] | Decrease of 1 year [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 118,909
G0 Plan [member] | Wage growth rate [member] | Increase of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 310,103
G0 Plan [member] | Wage growth rate [member] | Decrease of 1.0% [member]
Summary of employee benefits [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 271,853